Short-Term and Long-Term Borrowings - Schedule of Short-Term and Long-Term Borrowings (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Schedule of Short-Term and Long-Term Borrowings [Abstract]
Short-term borrowings	$ 2,492,833		$ 1,249,765
Long-term borrowings
Current portion	5,512
Non-current portion	2,750,562
Total long-term borrowings	$ 2,756,074	¥ 20,000,000